Derivative Financial Instruments - Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014
Currency forward contracts [Member] | Selling Marketing And Administration Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ (3)	$ (2)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(5)	(4)
Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)		0
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)		(4)
Derivative Instrument, Gain (Loss) Recognized in Income Unqualified Portion, Net		0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI to Income, Unqualified Portion, Net		(9)
Currency forward contracts [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(2)	(1)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1)	(2)
Currency forward contracts [Member] | Research and development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(8)	(4)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(3)	(6)
Currency option contracts [Member] | Selling Marketing And Administration Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(7)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(4)
Currency option contracts [Member] | Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(7)
Currency option contracts [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1)
Currency option contracts [Member] | Research and development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(5)	(1)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (1)